LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Details Textual) ₪ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2013 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2009
Maturities of Long-term Debt [Line Items]
Long-term Debt		$ 13,469
Long-Term Loans From Others [Member]
Maturities of Long-term Debt [Line Items]
Long-term Debt		264	$ 1,239
Loan One [Member]
Maturities of Long-term Debt [Line Items]
Interest rate				4.00%
Long-term Debt		260
Loan Two [Member] | Long-Term Loans From Others [Member]
Maturities of Long-term Debt [Line Items]
Loan face amount | ₪	₪ 216
Long-term Debt			136
Interest spread on variable rate	3.80%
Loan Four [Member] | Long-Term Loans From Others [Member]
Maturities of Long-term Debt [Line Items]
Loan face amount		$ 737	$ 737